Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Variable Interest Entity, consolidated	100.00%
Variable Interest Entity, Ownership Percentage	49.00%
Share base compensation, vest period	5 years
Estimated tax charge	$ 506,263	$ 515,123	$ 107,501
UNITED KINGDOM
Summary Of Significant Accounting Policies [Line Items]
Base Tax rate	23.00%	24.00%
Number of subsidiaries	2	2
UNITED KINGDOM | Subsidiary One
Summary Of Significant Accounting Policies [Line Items]
Estimated tax charge	221,401	193,554
UNITED KINGDOM | Subsidiary Two
Summary Of Significant Accounting Policies [Line Items]
Estimated tax charge	14,073
SINGAPORE
Summary Of Significant Accounting Policies [Line Items]
Base Tax rate	17.00%	17.00%
Estimated tax charge	270,789	346,236
Minimum
Summary Of Significant Accounting Policies [Line Items]
Dry dock period	30 months
Maximum
Summary Of Significant Accounting Policies [Line Items]
Dry dock period	60 months
Cash in a U.S. financial institution, insured by the Federal Deposit Insurance Corporation	250,000
Vessels Under Construction
Summary Of Significant Accounting Policies [Line Items]
Construction in progress- Depreciation provision	$ 0
Vessels in Operation
Summary Of Significant Accounting Policies [Line Items]
Useful life of vessels	30 years